Concentration of Risks (Tables)	12 Months Ended
Dec. 31, 2023
Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Summary of External Customers with 10% or More of Group's Revenues
External customers with 10% or more of the Group’s revenues are:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Customer
A	19,646	*	*	*
B	7,080	*	*	*
C	*	9,217	*	*
D	*	5,611	*	*
E	*	4,630	*	*
F	*	*	28,673	4,038
G	*	*	11,752	1,655

Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Summary of External Customers with 10% or More of Group's Revenues	Suppliers accounting for 10% or more of total purchases of materials were:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Supplier
A	3,056	4,681	659
B	*	3,647	514